Derivatives (Derivatives In Cash Flow Hedging Relationships) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ 164	$ (375)
Amount of Loss Reclassified from AOCI into Income (Effective Portion)	(138)	(101)
Interest Rate Products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	164	(375)
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from AOCI into Income (Effective Portion)	$ (138)	$ (101)